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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/09

ss

Check here if Amendment [_]; Amendment Number:________________

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TA Associates, Inc.
Address:   200 Clarendon St 56th Floor
           Boston, MA 02116

Form 13F File Number:  28-06148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas P. Alber
Title:     Chief Financial Officer
Phone:     617.574.6735

Signature, Place, and Date of Signing:

/s/ Thomas P. Alber              Boston, MA                     11/13/09
-------------------------------  -----------------------------  --------------
[Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

    Form 13F File Number                  Name
    28-_________________                  __________________________

   [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:       52,331,802

Form 13F Information Table Value Total:   $     460,774
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.      Form 13F File Number             Name
            28-

   ____     ____________________             ____________________

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                                   Form 13F

Page 1 of 1   Name of Reporting Manager: TA Associates, Inc. 9/30/09

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
                                                                                                        (SEC USE ONLY)

                                                                                                            Item 8:
                                                                               Item 6:                 Voting Authority
                                                                        Investment Discretion              (Shares)
                                                                       ---------------------           ----------------
                                                                               (b)
                                                                             Shared-
                                                             Item 5:            As            Item 7:
                                    Item 3:      Item 4:    Shares of        Defined    (c)   Managers
     Item 1:           Item 2:       CUSIP     Fair Market  Principal  (a)      in    Shared-   See    (a)   (b)   (c)
  Name of Issuer    Title of Class   Number       Value      Amount    Sole  Instr. V  Other  Instr. V Sole Shared None  Price
------------------  -------------- ----------- ------------ ---------- ----  -------- ------- -------- ---- ------ ---- -------
Cardtronics Inc.        Common     14161H 10 8 $ 95,867,617 12,259,286  X                               X                7.8200

Lumber Liquidators
  Inc.                  Common     55003Q 10 3 $     54,442      2,510  X                               X               21.6900

MetroPCS
  Communications
  Inc.                  Common     591708 10 2 $274,522,491 29,329,326  X                               X                9.3600

Monotype Imaging
  Holdings Inc.         Common     61022P 10 0 $ 90,329,119 10,740,680  X                               X                8.4100

   COLUMN TOTALS                                460,773,669 52,331,802
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